UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS EAFE® Equity Index Fund

	Shares	Value ($)

Common Stocks 97.1%
Australia 6.1%
AGL Energy Ltd.	17,960	198,217
Alumina Ltd.	39,127	98,343
Amcor Ltd.	35,193	154,821
AMP Ltd.	65,283	373,562
Aristocrat Leisure Ltd.	11,798	62,390
Asciano Group	20,211	52,717
ASX Ltd.	6,107	149,989
Australia & New Zealand Banking Group Ltd.	69,819	1,079,575
AXA Asia Pacific Holdings Ltd.	25,507	105,294
Babcock & Brown Ltd.	7,299	11,992

Bendigo Bank Ltd.	6,301	60,201
BHP Billiton Ltd.	113,352	2,912,467
Billabong International Ltd.	3,349	36,636
BlueScope Steel Ltd.	27,481	162,001
Boart Longyear Group	30,333	27,646
Boral Ltd.	20,006	100,259
Brambles Ltd.	52,124	325,349
Caltex Australia Ltd.	3,811	37,876
CFS Retail Property Trust (REIT)	52,679	95,868
Coca-Cola Amatil Ltd.	20,213	134,449
Cochlear Ltd.	1,919	91,623
Commonwealth Bank of Australia	47,538	1,668,207
Computershare Ltd.	14,173	106,580
Crown Ltd.	16,216	112,119
CSL Ltd.	21,671	652,837
CSR Ltd.	33,056	66,709
Dexus Property Group (REIT)	88,163	102,514
Fairfax Media Ltd.	42,249	90,439
Fortescue Metals Group Ltd.*	47,986	183,333
Foster's Group Ltd.	73,146	319,630
Goodman Fielder Ltd.	5,658	6,337
Goodman Group (REIT)	47,521	95,790
GPT Group (REIT)	88,140	127,328
Harvey Norman Holdings Ltd.	16,119	40,645
Incitec Pivot Ltd.	42,740	176,544
Insurance Australia Group Ltd.	68,457	226,207
Leighton Holdings Ltd.	5,224	161,022
Lend Lease Corp., Ltd.	12,613	93,334
Lion Nathan Ltd.	12,132	90,140
Macquarie Airports	24,810	55,026
Macquarie Group Ltd. (a)	10,381	324,117
Macquarie Infrastructure Group (Unit)	87,106	166,012
Macquarie Office Trust (REIT)	42,116	26,725
Metcash Ltd.	17,900	56,343
Mirvac Group (REIT)	36,244	73,285
National Australia Bank Ltd.	59,878	1,216,943
Newcrest Mining Ltd.	17,107	375,458
OneSteel Ltd.	24,732	91,355
Orica Ltd.	13,155	224,108
Origin Energy Ltd.	33,692	431,305
OZ Minerals Ltd.	89,203	116,514
Paladin Energy Ltd.*	15,203	48,136
Perpetual Ltd.	1,300	50,043
Qantas Airways Ltd.	28,624	72,520
QBE Insurance Group Ltd.	32,833	709,617
Rio Tinto Ltd.	10,380	714,437
Santos Ltd.	22,574	350,702
Sims Group Ltd.	4,389	101,875
Sonic Healthcare Ltd.	10,815	113,579
St. George Bank Ltd.	18,802	440,049
Stockland (REIT)	57,279	255,730
Suncorp-Metway Ltd.	34,702	266,185
TABCORP Holding Ltd.	17,223	110,924
Tatts Group Ltd.	31,041	58,538
Telstra Corp., Ltd.	161,800	542,666

Toll Holdings Ltd.	19,277	108,047
Transurban Group (Unit)	41,627	189,336
Wesfarmers Ltd.	23,370	532,332
Wesfarmers Ltd. (PPS)	5,865	132,333
Westfield Group (REIT)	62,411	851,643
Westpac Banking Corp., Ltd.	68,222	1,207,583
Woodside Petroleum Ltd.	17,269	709,820
Woolworths Ltd.	43,379	938,071
WorleyParsons Ltd.	5,139	127,047

(Cost $16,100,929)		22,379,394
Austria 0.5%
Andritz AG	1,080	46,410
Erste Bank der oesterreichischen Sparkassen AG	7,024	354,012
Immoeast AG*	13,270	33,906
Immofinanz Immobilien Anlagen AG (a)	16,045	56,416
Oesterreichische Elektrizitaetswirtschafts AG "A"	2,960	182,655
OMV AG	6,120	256,780
Raiffeisen International Bank-Holding AG	1,870	135,960
Strabag SE	1,620	71,983
Telekom Austria AG	12,697	223,760
Vienna Insurance Group	1,160	58,521
voestalpine AG	4,050	126,683
Wienerberger AG	3,280	89,155

(Cost $1,711,651)		1,636,241
Belgium 0.9%
Belgacom SA	6,070	229,841
Colruyt SA	515	128,553
Compagnie Nationale a Portefeuille	1,055	69,867
Delhaize Group	3,479	202,735
Dexia SA	17,794	195,488
Fortis	80,556	506,349
Groupe Bruxelles Lambert SA	2,920	252,143
InBev NV	6,921	408,553
KBC Ancora	831	55,002
KBC Groep NV	5,961	518,382
Mobistar SA	744	52,081
Solvay SA	2,149	264,037
UCB SA	3,721	132,281
Umicore	4,821	149,663

(Cost $4,039,171)		3,164,975
Bermuda 0.1%
Frontline Ltd.	1,700	81,079
Seadrill Ltd.	9,100	187,035

(Cost $250,880)		268,114
Denmark 1.0%
A P Moller-Maersk AS "A"	18	155,849
A P Moller-Maersk AS "B"	41	358,118
Carlsberg AS "B"	3,558	272,009
Coloplast AS "B"	812	60,114
Danisco AS	1,655	93,375
Danske Bank AS	16,949	408,906
DSV AS	6,480	103,397

FLSmidth & Co. AS	1,799	91,494
Jyske Bank AS (Registered)*	1,992	100,537
Novo Nordisk AS "B"	16,655	853,023
Novozymes AS "B"	1,560	138,857
Rockwool International AS "B"	169	14,463
Sydbank AS	1,965	59,085
Topdanmark AS*	613	87,678
Trygvesta AS	910	58,518
Vestas Wind Systems AS*	6,774	589,704
William Demant Holding AS*	765	34,616

(Cost $2,038,963)		3,479,743
Finland 1.4%
Cargotec Corp. "B"	1,200	24,663
Elisa Oyj	5,062	99,792
Fortum Oyj	16,553	558,494
Kesko Oyj "B"	2,433	62,390
Kone Oyj "B"	5,420	148,392
Metso Corp.	4,186	102,964
Neste Oil Oyj	4,336	90,703
Nokia Oyj	136,294	2,540,890
Nokian Renkaat Oyj	3,100	75,346
Orion Oyj "B"	2,200	37,251
Outokumpu Oyj	4,200	67,382
Pohjola Bank PLC	2,300	33,679
Rautaruukki Oyj	3,222	64,618
Sampo Oyj "A"	16,025	365,959
SanomaWSOY Oyj	1,621	30,710
Stora Enso Oyj "R"	19,656	193,848
UPM-Kymmene Oyj	20,694	325,468
Wartsila Oyj	3,517	149,453
YIT Oyj	3,400	35,574

(Cost $3,927,997)		5,007,576
France 10.1%
Accor SA	6,942	372,796
Aeroports de Paris	992	82,646
Air France-KLM	5,076	117,091
Air Liquide SA	8,980	988,064
Alcatel-Lucent*	84,378	328,883
Alstom SA	7,724	582,466
Atos Origin SA	2,155	94,509
Axa	55,856	1,831,124
BNP Paribas	30,334	2,916,109
Bouygues SA	8,968	408,952
Bureau Veritas SA	928	47,229
Cap Gemini SA	5,045	240,024
Carrefour SA	22,909	1,081,227
Casino Guichard-Perrachon SA	1,306	117,090
Christian Dior SA	1,719	131,418
CNP Assurances	1,552	175,289
Compagnie de Saint-Gobain	10,034	524,430
Compagnie Generale de Geophysique-Veritas*	4,575	144,035
Compagnie Generale des Etablissements Michelin "B"	5,242	343,924
Credit Agricole SA	32,873	638,468
Dassault Systemes SA	2,049	109,629

Electricite de France	7,120	515,906
Eramet	158	60,191
Essilor International SA	7,248	362,439
Eurazeo	695	59,040
Eutelsat Communications	951	25,280
France Telecom SA	65,677	1,839,217
GDF Suez	42,236	2,210,023
Gecina SA	556	60,298
Groupe DANONE	15,485	1,097,262
Hermes International (a)	2,448	400,242
Icade (REIT)	95	7,718
Imerys SA	1,022	59,111
JC Decaux SA	2,519	55,763
Klepierre (REIT)	2,886	113,424
L'Oreal SA	8,789	867,905
Lafarge SA	5,251	554,089
Lagardere SCA	4,589	207,383
Legrand SA	1,432	32,508
LVMH Moet Hennessy Louis Vuitton SA	8,726	770,481
M6 Metropole Television	416	9,169
Natixis (a)	31,191	104,924
Neopost SA	943	88,780
PagesJaunes Groupe SA	3,445	48,277
Pernod Ricard SA	6,074	533,999
PPR	2,931	263,219
PSA Peugeot Citroen	5,297	201,161
Publicis Groupe	5,334	167,897
Renault SA	6,842	442,114
Safran SA	6,778	117,865
Sanofi-Aventis	37,723	2,479,586
Schneider Electric SA	7,843	680,311
SCOR	5,089	99,998
Societe BIC SA	1,073	55,836
Societe Generale	16,811	1,526,012
Societe Television Francaise 1	4,061	71,852
Sodexo	2,959	175,340
Suez Environnement SA*	9,376	233,731
Suez SA (VVPR Strip)*	3,124	44
Technip SA	3,621	203,415
Thales SA	3,436	174,359
Total SA	80,769	4,872,866
Unibail-Rodamco (REIT)	3,006	612,376
Valeo SA	2,050	62,431
Vallourec SA	1,971	428,684
Veolia Environnement	13,746	566,862
Vinci SA	15,052	711,156
Vivendi	42,012	1,314,684
Wendel	1,166	93,439
Zodiac SA	1,383	66,309

(Cost $31,074,497)		36,980,379
Germany 8.4%
Adidas AG	7,290	391,519
Allianz SE (Registered)	16,963	2,332,964
Arcandor AG*	2,059	6,860

BASF SE	33,890	1,624,204
Bayer AG	27,402	2,000,151
Bayerische Motoren Werke (BMW) AG	12,145	473,706
Beiersdorf AG	3,087	197,581
Bilfinger Berger AG	1,345	70,388
Celesio AG	3,525	154,646
Commerzbank AG	22,801	340,475
Daimler AG	31,090	1,571,288
Deutsche Bank AG (Registered) (b)	18,089	1,286,989
Deutsche Boerse AG	7,104	647,651
Deutsche Lufthansa AG (Registered)	8,159	160,493
Deutsche Post AG (Registered)	30,673	647,003
Deutsche Postbank AG	2,606	99,307
Deutsche Telekom AG (Registered)	101,973	1,564,881
E.ON AG	71,119	3,601,699
Fraport AG	1,613	96,469
Fresenius Medical Care AG & Co. KGaA	7,145	367,874
GEA Group AG	5,622	109,574
Hamburger Hafen und Logistik AG	153	9,175
Hannover Rueckversicherung AG (Registered)	1,735	63,252
HeidelbergCement AG	763	81,082
Henkel AG & Co. KGaA	4,406	136,408
Hochtief AG	1,509	72,050
Hypo Real Estate Holding AG (a)	7,467	43,790
Infineon Technologies AG*	27,075	153,008
IVG Immobilien AG	2,728	26,458
K+S AG	5,172	361,984
Linde AG	4,874	522,692
MAN AG	3,893	261,505
Merck KGaA	2,443	262,268
Metro AG	4,316	216,164
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,469	1,127,580
Puma AG	163	44,520
Q-Cells AG*	2,210	185,675
Rheinmetall AG	1,001	53,498
RWE AG	15,974	1,535,903
Salzgitter AG	1,505	152,032
SAP AG	31,400	1,686,118
Siemens AG (Registered)	32,518	3,051,957
Solarworld AG	2,432	102,597
ThyssenKrupp AG	12,838	386,453
TUI AG	6,799	113,148
United Internet AG (Registered)	2,550	27,565
Volkswagen AG	5,250	2,065,369
Wacker Chemie AG	468	66,929

(Cost $23,350,864)		30,554,902
Greece 0.6%
Alpha Bank AE	14,010	308,037
Coca-Cola Hellenic Bottling Co. SA	6,205	134,329
EFG Eurobank Ergasias	10,985	202,395
Hellenic Petroleum SA	4,312	46,688
Hellenic Telecommunications Organization SA	9,950	177,748
Marfin Investment Group SA*	21,790	157,290
National Bank of Greece SA	17,295	710,942

OPAP SA	8,089	247,599
Piraeus Bank SA	11,528	242,148
Public Power Corp. SA	3,486	54,154
Titan Cement Co. SA	1,949	64,182

(Cost $1,952,771)		2,345,512
Hong Kong 2.0%
ASM Pacific Technology Ltd.	5,000	28,728
Bank of East Asia Ltd.	52,904	165,016
BOC Hong Kong (Holdings) Ltd.	132,000	235,149
Cathay Pacific Airways Ltd.	55,000	94,054
CC Land Holdings Ltd.	19,000	4,082
Cheung Kong (Holdings) Ltd.	51,000	578,485
Cheung Kong Infrastrucure Holdings Ltd.	10,000	46,781
Chinese Estates Holdings Ltd.	20,143	24,685
CITIC International Financial Holdings Ltd.*	43,000	28,452
CLP Holdings Ltd.	75,774	611,930
Esprit Holdings Ltd.	38,815	238,477
Foxconn International Holdings Ltd.*	78,000	34,777
Genting International PLC*	29,496	9,449
Hang Lung Group Ltd.	34,000	107,778
Hang Lung Properties Ltd.	75,000	176,882
Hang Seng Bank Ltd.	27,300	509,833
Henderson Land Development Co., Ltd.	39,672	176,944
Hong Kong & China Gas Co., Ltd.	149,242	340,052
Hong Kong Aircraft Engineering Co., Ltd.	1,600	18,409
Hong Kong Exchanges & Clearing Ltd.	38,000	472,222
Hongkong Electric Holding Ltd.	50,000	314,713
Hopewell Holdings Ltd.	25,000	89,924
Hutchison Telecommunications International Ltd.*	42,000	47,384
Hutchison Whampoa Ltd.	78,100	594,551
Hysan Development Co., Ltd.	13,744	35,750
Kerry Properties Ltd.	24,432	79,680
Kingboard Chemical Holdings Ltd.	20,900	70,810
Lee & Man Paper Manufacturing Ltd.	14,000	7,692
Li & Fung Ltd.	85,120	207,886
Lifestyle International Holdings Ltd.	15,000	17,075
Link (REIT)	81,500	168,628
Mongolia Energy Corp., Ltd.*	108,000	57,555
MTR Corp., Ltd.	51,991	153,338
New World Development Co., Ltd.	87,036	97,103
Noble Group Ltd.	38,400	36,202
NWS Holdings Ltd.	22,000	39,438
Orient Overseas International Ltd.	5,900	15,164
Pacific Basin Shipping Ltd.	41,000	34,107
PCCW Ltd.	139,443	58,213
Shangri-La Asia Ltd.	52,499	75,327
Shun Tak Holdings Ltd.	18,000	6,189
Sino Land Co., Ltd.	49,198	55,432
Sun Hung Kai Properties Ltd.	51,297	526,713
Swire Pacific Ltd. "A"	31,000	273,244
Television Broadcasts Ltd.	9,000	38,078
Wharf Holdings Ltd.	48,864	139,593
Wheelock & Co., Ltd.	26,000	47,239
Wing Hang Bank Ltd.	6,000	46,001

Wing Lung Bank Ltd.	1,800	36,090
Yue Yuen Industrial (Holdings) Ltd.	21,000	57,337

(Cost $6,830,774)		7,328,641
Ireland 0.5%
Allied Irish Banks PLC	32,758	281,906
Anglo Irish Bank Corp. PLC	26,763	150,790
Bank of Ireland (c)	26,400	152,114
Bank of Ireland (c)	9,333	53,661
CRH PLC	19,840	431,773
Elan Corp. PLC*	17,064	179,630
Experian Group Ltd.	37,590	249,253
Irish Life & Permanent PLC	9,055	64,155
Kerry Group PLC "A"	4,107	120,334
Ryanair Holdings PLC*	10,294	33,544

(Cost $2,694,413)		1,717,160
Italy 3.6%
A2A SpA	39,812	101,001
Alleanza Assicurazioni SpA	15,390	140,714
Assicurazioni Generali SpA	38,008	1,258,069
Atlantia SpA	9,451	194,147
Autogrill SpA	3,093	34,815
Banca Carige SpA	20,481	67,266
Banca Monte dei Paschi di Siena SpA	42,669	105,389
Banca Popolare di Milano Scarl	14,402	122,692
Banco Popolare Societa Cooperativa	22,811	355,444
Bulgari SpA	3,349	29,804
Enel SpA	155,452	1,295,866
Eni SpA	96,954	2,559,110
Fiat SpA	25,456	339,174
Finmeccanica SpA	10,868	233,741
Fondiaria-Sai SpA	2,571	60,261
IFIL Investments SpA	9,999	45,270
Intesa Sanpaolo	276,422	1,508,919
Intesa Sanpaolo (RNC)	34,089	161,911
Italcementi SpA	2,813	34,628
Italcementi SpA (RNC)	2,521	23,680
Lottomatica SpA	2,109	55,049
Luxottica Group SpA	4,890	111,788
Mediaset SpA	29,562	187,282
Mediobanca SpA	17,934	241,236
Mediolanum SpA	6,085	27,650
Parmalat SpA	57,791	137,256
Pirelli & C. SpA	84,527	49,476
Prysmian SpA	3,800	74,178
Saipem SpA	9,818	290,473
Snam Rete Gas SpA	31,423	189,153
Telecom Italia SpA	364,827	544,368
Telecom Italia SpA (RNC)	214,061	242,145
Terna-Rete Elettrica Nazionale SpA	38,013	139,278
UniCredit SpA	425,358	1,571,212
Unione di Banche Italiane ScpA	21,764	475,132
Unipol Gruppo Finanziario SpA	16,413	34,787

(Cost $12,951,759)		13,042,364

Japan 21.5%
ACOM Co., Ltd. (a)	2,300	78,405
Advantest Corp.	5,300	112,512
AEON Co., Ltd.	25,000	253,981
AEON Credit Service Co., Ltd.	2,730	27,510
AEON Mall Co., Ltd.	1,100	32,747
Aiful Corp.	1,950	15,198
Aioi Insurance Co., Ltd.	11,000	54,605
Aisin Seiki Co., Ltd.	7,500	183,110
Ajinomoto Co., Inc.	27,000	256,221
Alfresa Holdings Corp.	1,000	48,575
All Nippon Airways Co., Ltd.	25,000	89,216
Alps Electric Co., Ltd.	6,000	47,106
Amada Co., Ltd.	15,000	82,664
Aozora Bank Ltd.	12,000	18,998
Asahi Breweries Ltd.	15,400	269,439
Asahi Glass Co., Ltd.	38,000	336,672
Asahi Kasei Corp.	47,000	198,933
ASICS Corp.	3,000	23,360
Astellas Pharma, Inc.	18,000	756,301
Benesse Corp.	2,200	89,799
Bridgestone Corp.	23,400	438,826
Brother Industries Ltd.	6,000	63,165
Canon Marketing Japan, Inc.	2,000	30,390
Canon, Inc.	40,300	1,506,699
Casio Computer Co., Ltd.	9,200	86,436
Central Japan Railway Co.	59	556,839
Chubu Electric Power Co., Inc.	24,900	587,976
Chugai Pharmaceutical Co., Ltd.	3,200	52,053
Chugoku Electric Power Co., Inc.	8,600	176,312
Chuo Mitsui Trust Holdings, Inc.	35,100	187,982
Citizen Holdings Co., Ltd.	9,300	64,242
Cosmo Oil Co., Ltd.	14,000	33,375
Credit Saison Co., Ltd.	6,300	102,489
CSK Holdings Corp.	2,100	30,967
Dai Nippon Printing Co., Ltd.	22,000	297,824
Daicel Chemical Industries Ltd.	6,000	27,160
Daido Steel Co., Ltd.	8,000	42,320
Daihatsu Motor Co., Ltd.	4,000	43,545
Daiichi Sankyo Co., Ltd.	25,400	648,406
Daikin Industries Ltd.	9,800	332,669
Dainippon Ink & Chemical, Inc.	21,000	39,531
Daito Trust Construction Co., Ltd.	3,000	112,172
Daiwa House Industry Co., Ltd.	21,000	200,185
Daiwa Securities Group, Inc.	48,000	343,970
DeNA Co., Ltd.	6	24,154
Denki Kagaku Kogyo Kabushiki Kaisha	17,000	44,788
Denso Corp.	17,900	439,622
DENTSU, Inc.	81	162,227
Dowa Holdings Co., Ltd.	9,000	40,608
East Japan Railway Co.	122	909,453
Eisai Co., Ltd.	9,300	361,509
Electric Power Development Co., Ltd.	4,700	151,894
Elpida Memory, Inc.*	3,100	57,204

FamilyMart Co., Ltd.	2,300	97,242
FANUC Ltd.	7,000	528,001
Fast Retailing Co., Ltd.	1,700	172,793
Fuji Electric Holdings Co., Ltd.	13,000	31,335
Fuji Heavy Industries Ltd.	14,000	70,706
Fuji Television Network, Inc.	21	26,956
Fujifilm Holdings Corp.	17,900	463,893
Fujitsu Ltd.	70,000	391,047
Fukuoka Financial Group, Inc.	26,000	96,220
Hakuhodo Dy Holdings, Inc.	500	24,711
Hankyu Hanshin Holdings, Inc.	47,200	217,053
Haseko Corp.	28,000	20,024
Hikari Tsushin, Inc.	500	10,672
Hino Motors Ltd.	6,000	24,338
Hirose Electric Co., Ltd.	900	85,931
Hisamitsu Pharmaceutical Co., Inc.	1,500	65,115
Hitachi Chemical Co., Ltd.	3,400	45,159
Hitachi Construction Machinery Co., Ltd.	2,700	66,384
Hitachi High-Technologies Corp.	1,000	19,906
Hitachi Ltd.	122,000	838,975
Hitachi Metals Ltd.	4,000	47,595
Hokkaido Electric Power Co., Inc.	5,400	112,744
Hokugin Financial Group, Inc.	52,000	114,392
Hokuriku Electric Power Co.	5,000	120,183
Honda Motor Co., Ltd.	59,600	1,770,144
Hoya Corp.	15,800	313,015
IBIDEN Co., Ltd.	4,200	102,303
Idemitsu Kosan Co., Ltd.	900	73,235
IHI Corp.	50,000	78,416
INPEX Holdings, Inc.	31	268,496
Isetan Mitsukoshi Holdings Ltd.*	12,120	142,590
Isuzu Motors Ltd.	51,000	140,890
ITO EN Ltd.	1,600	20,695
Itochu Corp.	56,000	338,513
Itochu Techno-Solutions Corp.	800	20,278
J. Front Retailing Co., Ltd.	16,000	92,764
JAFCO Co., Ltd.	600	22,626
Japan Airlines Corp.*	19,000	39,088
Japan Petroleum Exploration Co., Ltd.	500	25,691
Japan Prime Realty Investment Corp. (REIT)	10	23,706
Japan Real Estate Investment Corp. (REIT)	15	120,548
Japan Retail Fund Investment Corp. (REIT)	15	61,655
Japan Steel Works Ltd.	12,000	149,739
Japan Tobacco, Inc.	163	613,670
JFE Holdings, Inc.	19,025	591,803
JGC Corp.	7,000	110,882
JS Group Corp.	9,348	118,046
JSR Corp.	7,200	94,606
JTEKT Corp.	7,100	81,552
Jupiter Telecommunications Co., Ltd.	56	40,348
Kajima Corp.	33,000	100,271
Kamigumi Co., Ltd.	6,000	44,864
Kaneka Corp.	8,000	44,282
Kansai Electric Power Co., Inc.	28,100	623,629
Kansai Paint Co., Ltd.	5,000	30,990

Kao Corp.	19,000	509,001
Kawasaki Heavy Industries Ltd.	51,000	108,214
Kawasaki Kisen Kaisha Ltd.	22,000	135,474
KDDI Corp.	108	604,911
Keihin Electric Express Railway Co., Ltd. (a)	12,000	78,481
Keio Corp.	16,000	86,252
Keisei Electric Railway Co., Ltd.	5,000	27,385
Keyence Corp.	1,470	292,393
Kikkoman Corp.	7,000	94,220
Kinden Corp.	6,000	56,824
Kintetsu Corp. (a)	46,900	163,893
Kirin Holdings Co., Ltd.	29,000	381,351
Kobe Steel Ltd.	101,000	204,049
Komatsu Ltd.	32,500	526,072
Konami Corp.	3,600	90,613
Konica Minolta Holdings, Inc.	17,000	195,948
Kubota Corp.	43,000	270,882
Kuraray Co., Ltd.	14,000	138,010
Kurita Water Industries Ltd.	4,400	102,898
Kyocera Corp.	6,000	454,875
Kyowa Hakko Kogyo Co., Ltd.	6,910	72,910
Kyushu Electric Power Co., Inc.	14,400	301,435
Lawson, Inc.	1,900	88,055
Leopalace21 Corp.	5,000	38,451
Mabuchi Motor Co., Ltd.	1,200	54,604
Makita Corp.	5,000	102,113
Marubeni Corp.	61,000	275,578
Marui Co., Ltd.	10,400	78,156
Maruichi Steel Tube Ltd.	1,000	27,479
Matsushita Electric Industrial Co., Ltd.	66,614	1,156,092
Matsushita Electric Works Ltd.	11,000	98,033
Mazda Motor Corp.	26,000	105,323
Mediceo Paltac Holdings Co., Ltd.	5,100	62,327
Meiji Dairies Corp.	8,000	42,493
Minebea Co., Ltd.	8,000	30,084
Mitsubishi Chemical Holdings Corp.	50,000	264,737
Mitsubishi Corp.	48,200	1,003,030
Mitsubishi Electric Corp.	71,000	478,416
Mitsubishi Estate Co., Ltd.	42,000	825,371
Mitsubishi Gas Chemical Co., Inc.	16,000	77,156
Mitsubishi Heavy Industries Ltd.	119,000	514,346
Mitsubishi Logistics Corp.	5,000	63,715
Mitsubishi Materials Corp.	43,000	135,266
Mitsubishi Motors Corp.* (a)	123,000	206,274
Mitsubishi Rayon Co., Ltd.	17,000	42,078
Mitsubishi Tanabe Pharma Corp.	8,000	110,410
Mitsubishi UFJ Financial Group, Inc.	387,850	3,362,131
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,450	47,928
Mitsui & Co., Ltd.	62,000	766,114
Mitsui Chemicals, Inc.	24,000	105,864
Mitsui Engineering & Shipbuilding Co., Ltd.	20,000	37,992
Mitsui Fudosan Co., Ltd.	30,000	577,552
Mitsui Mining & Smelting Co., Ltd.	19,000	43,940
Mitsui O.S.K. Lines Ltd.	43,000	372,098
Mitsui Sumitomo Insurance Group Holdings, Inc.*	13,778	465,979

Mitsumi Electric Co., Ltd.	2,000	50,501
Mizuho Financial Group, Inc.	350	1,535,573
Mizuho Trust & Banking Co., Ltd.	37,000	50,690
Murata Manufacturing Co., Ltd.	8,200	329,023
Namco Bandai Holdings, Inc.	9,050	98,289
NEC Corp.	74,000	313,797
NEC Electronics Corp.*	1,800	37,338
NGK Insulators Ltd.	9,000	109,322
NGK Spark Plug Co., Ltd.	6,000	58,472
NHK Spring Co., Ltd.	3,000	16,464
Nidec Corp.	3,900	239,877
Nikon Corp.	13,000	309,018
Nintendo Co., Ltd.	3,600	1,498,626
Nippon Building Fund, Inc. (REIT)	20	192,162
Nippon Electric Glass Co., Ltd.	14,000	126,602
Nippon Express Co., Ltd.	25,000	111,728
Nippon Meat Packers, Inc.	5,000	75,954
Nippon Mining Holdings, Inc.	32,500	132,044
Nippon Oil Corp.	48,000	242,670
Nippon Paper Group, Inc.	29	84,677
Nippon Sheet Glass Co., Ltd.	16,000	82,560
Nippon Steel Corp.	186,000	704,215
Nippon Telegraph & Telephone Corp.	187	832,929
Nippon Yusen Kabushiki Kaisha	40,000	259,470
NIPPONKOA Insurance Co., Ltd.	21,000	118,406
Nishi-Nippon City Bank Ltd.	16,000	40,048
Nissan Chemical Industries Ltd.	4,000	36,869
Nissan Motor Co., Ltd.	82,500	553,514
Nisshin Seifun Group, Inc.	5,000	66,982
Nisshin Steel Co., Ltd.	29,000	55,709
Nisshinbo Industries	3,000	29,452
Nissin Food Products Co., Ltd.	3,600	128,135
Nitori Co., Ltd.	700	41,112
Nitto Denko Corp.	6,500	165,064
NOK Corp.	3,300	36,934
Nomura Holdings, Inc.	63,700	822,084
Nomura Real Estate Holdings, Inc.	1,000	23,880
Nomura Real Estate Office Fund, Inc. (REIT)	6	41,002
Nomura Research Institute Ltd.	3,800	77,165
NSK Ltd.	17,000	98,495
NTN Corp.	13,000	67,874
NTT Data Corp.	46	179,940
NTT DoCoMo, Inc.	581	936,922
NTT Urban Development Corp.	25	30,322
Obayashi Corp.	21,000	107,161
Obic Co., Ltd.	200	32,620
Odakyu Electric Railway Co., Ltd.	25,000	185,049
Oji Paper Co., Ltd.	25,000	124,665
OKUMA Corp.	3,000	17,473
Olympus Corp.	9,000	263,136
Omron Corp.	6,400	98,313
Ono Pharmaceutical Co., Ltd.	4,000	185,155
Onward Kashiyama Co.	4,000	41,595
Oracle Corp.	1,100	49,855
Oriental Land Co., Ltd.	1,800	121,638

ORIX Corp.	3,400	420,463
Osaka Gas Co., Ltd.	80,000	273,910
OSAKA Titanium Technologies Co., Ltd.	400	13,267
Otsuka Corp.	300	19,591
Pioneer Corp.	5,400	35,643
Promise Co., Ltd.	2,700	52,022
Rakuten, Inc.	236	133,389
Resona Holdings, Inc. (a)	200	265,062
Ricoh Co., Ltd.	25,000	347,605
ROHM Co., Ltd.	4,100	225,027
Sankyo Co., Ltd.	1,500	76,503
Santen Pharmaceutical Co., Ltd.	2,000	50,487
Sanyo Electric Co., Ltd.*	50,000	86,786
Sapporo Hokuyo Holdings, Inc.	8	39,936
Sapporo Holdings Ltd.	5,000	37,174
SBI Holdings, Inc.	656	98,214
Secom Co., Ltd.	7,900	330,283
Sega Sammy Holdings, Inc.	6,000	53,635
Seiko Epson Corp.	3,300	76,121
Sekisui Chemical Co., Ltd.	14,000	83,472
Sekisui House Ltd.	18,000	165,272
Seven & I Holdings Co., Ltd.	31,600	909,522
Sharp Corp.	37,000	399,362
Shikoku Electric Power Co., Inc.	5,600	141,124
Shimadzu Corp.	6,000	48,243
Shimamura Co., Ltd.	1,000	67,242
Shimano, Inc.	2,500	85,790
Shimizu Corp.	18,000	86,188
Shin-Etsu Chemical Co., Ltd.	14,900	709,383
Shinko Electric Industries Co., Ltd.	1,000	9,423
Shinko Securities Co., Ltd.	12,000	33,850
Shinsei Bank Ltd.	67,000	204,906
Shionogi & Co., Ltd.	12,000	242,809
Shiseido Co., Ltd.	12,000	268,780
Showa Denko KK	34,000	71,680
Showa Shell Sekiyu KK	5,000	48,286
SMC Corp.	2,100	219,704
Softbank Corp.	24,900	321,866
Sojitz Corp.	36,300	83,814
Sompo Japan Insurance, Inc.	31,000	260,584
Sony Corp.	35,800	1,107,142
Sony Financial Holdings, Inc.	27	106,577
Square Enix Co., Ltd.	1,300	37,956
Stanley Electric Co., Ltd.	6,200	90,611
Sumco Corp.	4,600	72,384
Sumitomo Chemical Co., Ltd.	59,000	257,121
Sumitomo Corp.	41,900	390,425
Sumitomo Electric Industries Ltd.	26,900	292,527
Sumitomo Heavy Industries Ltd.	20,000	95,760
Sumitomo Metal Industries Ltd.	142,000	432,525
Sumitomo Metal Mining Co., Ltd.	21,000	208,937
Sumitomo Mitsui Financial Group, Inc.	254	1,591,278
Sumitomo Realty & Development Co., Ltd.	14,000	304,800
Sumitomo Rubber Industries Ltd.	6,600	58,631
Sumitomo Trust & Banking Co., Ltd.	54,000	358,242

Suzuken Co., Ltd.	1,900	57,698
Suzuki Motor Corp.	13,200	245,117
T&D Holdings, Inc.	7,400	394,614
Taiheiyo Cement Corp.	29,000	42,440
Taisei Corp.	29,000	76,348
Taisho Pharmaceutical Co., Ltd.	5,000	98,870
Taiyo Nippon Sanso Corp.	7,000	55,480
Takashimaya Co., Ltd.	12,000	104,738
Takeda Pharmaceutical Co., Ltd.	30,100	1,515,926
Takefuji Corp.	3,900	50,126
TDK Corp.	4,500	225,491
Teijin Ltd.	30,000	90,189
Terumo Corp.	6,200	319,295
The 77 Bank Ltd.	8,000	40,166
The Bank of Kyoto Ltd.	12,000	122,555
The Bank of Yokohama Ltd.	49,000	237,705
The Chiba Bank Ltd.	31,000	160,066
The Chugoku Bank Ltd.	4,000	55,989
The Furukawa Electric Co., Ltd.	24,000	105,690
The Gunma Bank Ltd.	10,000	56,780
The Hachijuni Bank Ltd.	13,258	70,339
The Hiroshima Bank Ltd.	12,000	44,559
The Iyo Bank Ltd.	6,000	65,569
The Joyo Bank Ltd.	28,000	127,554
The Shizuoka Bank Ltd.	24,000	236,324
The Suruga Bank Ltd.	6,000	68,799
THK Co., Ltd.	3,300	51,249
Tobu Railway Co., Ltd.	35,000	169,859
Toho Co., Ltd.	4,300	89,344
Toho Gas Co., Ltd.	11,000	60,414
Toho Titanium Co., Ltd.	1,000	15,486
Tohoku Electric Power Co., Inc.	16,100	345,667
Tokai Rika Co., Ltd.	800	10,148
Tokio Marine Holdings, Inc.	25,600	928,983
Tokuyama Corp.	8,000	46,401
Tokyo Broadcasting System, Inc.	1,800	30,886
Tokyo Electric Power Co., Inc.	43,700	1,076,968
Tokyo Electron Ltd.	6,100	271,752
Tokyo Gas Co., Ltd.	81,000	334,947
Tokyo Steel Manufacturing Co., Ltd.	4,400	48,059
Tokyo Tatemono Co., Ltd.	12,000	57,502
Tokyu Corp.	39,000	186,485
Tokyu Land Corp.	16,000	59,534
TonenGeneral Sekiyu KK	9,000	73,799
Toppan Printing Co., Ltd.	19,000	148,291
Toray Industries, Inc.	48,000	225,262
Toshiba Corp.	111,000	479,350
Tosoh Corp.	15,000	44,372
TOTO Ltd.	10,000	73,904
Toyo Seikan Kaisha Ltd.	5,000	76,724
Toyo Suisan Kaisha Ltd.	2,000	50,700
Toyoda Gosei Co., Ltd.	1,300	22,045
Toyota Boshoku Corp.	1,400	15,535
Toyota Industries Corp.	6,700	169,343
Toyota Motor Corp.	98,600	4,186,275

Toyota Tsusho Corp.	8,800	114,231
Trend Micro, Inc.	4,000	152,271
Ube Industries Ltd.	29,000	77,479
Unicharm Corp.	1,400	107,392
UNY Co., Ltd.	5,000	50,663
Ushio, Inc.	4,000	65,339
USS Co., Ltd.	800	51,379
West Japan Railway Co.	66	281,724
Yahoo! Japan Corp.	560	179,791
Yakult Honsha Co., Ltd.	3,000	92,268
Yamada Denki Co., Ltd.	3,200	242,631
Yamaguchi Financial Group, Inc.	6,000	72,118
Yamaha Corp.	5,000	85,780
Yamaha Motor Co., Ltd.	7,400	100,887
Yamato Holdings Co., Ltd.	16,000	179,016
Yamato Kogyo Co., Ltd.	800	27,709
Yamazaki Baking Co., Ltd.	5,000	60,068
Yaskawa Electric Corp.	6,000	34,045
Yokogawa Electric Corp.	6,000	38,642

(Cost $76,143,240)		78,519,378
Kazakhstan 0.0%
Eurasian Natural Resources Corp.* (Cost $213,469)	10,480	95,413
Luxembourg 0.6%
ArcelorMittal	32,673	1,635,571
Millicom International Cellular SA (SDR)	2,000	136,780
SES (FDR)	11,738	243,651

(Cost $1,686,511)		2,016,002
Netherlands 4.4%
Aegon NV	50,266	449,231
Akzo Nobel NV	9,813	471,776
ASML Holding NV	14,751	263,386
Corio NV (REIT)	1,310	93,891
European Aeronautic Defence & Space Co.	12,689	219,551
Fugro NV (CVA)	2,062	121,886
Heineken Holding NV	3,745	148,652
Heineken NV	8,745	352,402
ING Groep NV (CVA)	71,413	1,553,460
James Hardie Industries NV	11,685	47,926
Koninklijke (Royal) KPN NV	66,186	953,966
Koninklijke (Royal) Philips Electronics NV	36,865	1,009,404
Koninklijke Ahold NV	43,191	498,357
Koninklijke Boskalis Westminster NV (CVA)	1,619	76,627
Koninklijke DSM NV	4,630	218,016
Randstad Holdings NV	3,337	88,218
Reed Elsevier NV	21,731	323,944
Royal Dutch Shell PLC "A"	131,784	3,806,816
Royal Dutch Shell PLC "B"	101,483	2,879,019
SBM Offshore NV	4,602	99,091
SNS Reaal	4,084	46,662
TNT NV	13,793	385,766
TomTom NV*	1,786	33,061
Unilever NV (CVA)	58,255	1,645,754

Wolters Kluwer NV	10,078	205,430

(Cost $14,890,715)		15,992,292
New Zealand 0.1%
Auckland International Airport Ltd.	33,452	43,813
Contact Energy Ltd. (a)	10,746	56,997
Fletcher Building Ltd.	17,031	76,901
Sky City Entertainment Group Ltd.	17,085	42,160
Telecom Corp. of New Zealand Ltd. (a)	66,789	122,824

(Cost $321,371)		342,695
Norway 0.8%
Aker Solutions ASA	5,600	89,752
DNB NOR ASA	26,650	205,839
Norsk Hydro ASA	23,800	160,742
Orkla ASA	28,220	259,363
Petroleum Geo-Services ASA*	5,950	78,976
Renewable Energy Corp. AS*	6,050	112,704
StatoilHydro ASA	46,417	1,106,540
Storebrand ASA	13,812	81,968
Telenor ASA	30,400	373,752
Yara International ASA	7,150	250,998

(Cost $1,766,335)		2,720,634
Portugal 0.3%
Banco BPI SA (Registered)	8,149	25,376
Banco Comercial Portugues SA (Registered)	68,071	111,270
Banco Espirito Santo SA (Registered)	8,457	104,960
Brisa	9,843	98,073
CIMPOR-Cimentos de Portugal, SGPS, SA	9,328	59,852
EDP - Energias de Portugal SA	67,571	284,390
Jeronimo Martins, SGPS, SA	7,291	62,209
Portugal Telecom, SGPS, SA (Registered)	24,592	248,817
Sonae, SGPS, SA	24,104	18,461
Zon Multimedia Servicos de Tel ecomunicacoes e Multimedia, SGPS, SA	5,453	40,556

(Cost $961,951)		1,053,964
Singapore 1.1%
Ascendas Real Estate Investment Trust (REIT)	36,750	48,676
CapitaCommercial Trust (REIT)	41,000	37,939
CapitaLand Ltd.	60,750	132,394
CapitaMall Trust (REIT)	47,300	75,325
City Developments Ltd.	21,000	131,466
ComfortDelGro Corp., Ltd.	80,000	83,631
Cosco Corp., (Singapore) Ltd.	20,000	21,410
DBS Group Holdings Ltd.	40,513	478,986
Fraser & Neave Ltd.	37,488	94,077
Golden Agri-Resources Ltd.	177,000	39,760
Jardine Cycle & Carriage Ltd.	3,604	39,739
Keppel Corp., Ltd.	44,500	247,093
Keppel Land Ltd.	13,000	26,004
Neptune Orient Lines Ltd.	20,000	25,550
Olam International Ltd.	28,898	37,066
Oversea-Chinese Banking Corp., Ltd.	88,008	445,530
Parkway Holdings Ltd.	27,060	36,095
SembCorp Industries Ltd.	29,449	67,206
SembCorp Marine Ltd.	26,600	56,362
Singapore Airlines Ltd.	21,670	216,769

Singapore Exchange Ltd.	30,000	130,031
Singapore Press Holdings Ltd.	58,758	163,603
Singapore Technologies Engineering Ltd.	59,000	112,248
Singapore Telecommunications Ltd.	289,301	662,119
United Overseas Bank Ltd.	45,448	538,324
UOL Group Ltd.	16,544	29,284
Venture Corp., Ltd.	8,000	43,698
Wilmar International Ltd.	22,000	39,190

(Cost $3,136,774)		4,059,575
Spain 4.2%
Abertis Infraestructuras SA	9,321	184,459
Acciona SA	1,045	158,914
Acerinox SA	5,841	104,660
ACS, Actividades de Construccion y Servicios SA	7,223	293,972
Banco Bilbao Vizcaya Argentaria SA	133,617	2,166,077
Banco de Sabadell SA	30,609	237,830
Banco Popular Espanol SA	29,272	350,577
Banco Santander SA	233,912	3,540,859
Bankinter SA	8,017	100,924
Cintra Concesiones de Infraestructuras de Transporte SA	7,499	89,056
Criteria Caixacorp SA	26,933	129,716
Enagas	5,709	122,977
Fomento de Construcciones y Contratas SA	1,296	58,841
Gamesa Corp. Tecnologica SA	6,073	208,619
Gas Natural SDG SA	3,983	148,120
Gestevision Telecinco SA	3,997	41,187
Grifols SA	3,866	98,585
Grupo Ferrovial SA	2,461	114,795
Iberdrola Renovables SA*	26,124	113,703
Iberdrola SA	125,533	1,283,124
Iberia Lineas Aereas de Espana SA	11,243	27,497
Indra Sistemas SA	3,458	82,459
Industria de Diseno Textil SA	8,153	347,802
Mapfre SA	20,460	89,497
Promotora de Informaciones SA (Prisa)	2,251	15,294
Red Electrica Corporacion SA	3,554	180,405
Repsol YPF SA	26,507	783,065
Sacyr Vallehermoso SA	3,290	54,936
Telefonica SA	160,679	3,841,094
Union Fenosa SA	13,896	340,313
Zardoya Otis SA	3,845	84,257

(Cost $11,444,229)		15,393,614
Sweden 2.0%
Alfa Laval AB	10,000	103,533
Assa Abloy AB "B"	12,300	149,537
Atlas Copco AB "A"	22,526	258,058
Atlas Copco AB "B"	13,452	136,438
Boliden AB	10,200	43,324
Electrolux AB "B"	9,285	109,993
Getinge AB "B"	6,056	124,838
Hennes & Mauritz AB "B"	18,400	748,856
Holmen AB "B"	1,900	61,823
Husqvarna AB "B"	12,385	93,442
Investor AB "B"	13,908	260,065

Lundin Petroleum AB*	4,600	38,365
Modern Times Group MTG AB "B"	1,700	61,420
Nordea Bank AB	74,814	897,840
Sandvik AB	37,225	395,125
Scania AB "B"	14,000	172,548
Securitas AB "B"	10,591	119,711
Skandinaviska Enskilda Banken AB "A"	17,934	281,993
Skanska AB "B"	16,600	189,864
SKF AB "B"	13,700	175,700
SSAB Svenskt Stal AB "A"	6,562	104,638
SSAB Svenskt Stal AB "B"	937	12,954
Svenska Cellulosa AB "B"	21,198	224,624
Svenska Handelsbanken AB "A"	18,459	413,555
Swedbank AB "A"	10,800	142,383
Swedish Match AB	9,065	157,963
Tele2 AB "B"	10,300	117,316
Telefonaktiebolaget LM Ericsson "B"	109,500	1,032,286
TeliaSonera AB	83,732	478,067
Volvo AB "B"	39,100	355,082

(Cost $5,790,942)		7,461,341
Switzerland 7.9%
ABB Ltd. (Registered)*	78,967	1,514,957
Actelion Ltd. (Registered)*	2,742	140,195
Adecco SA (Registered)	4,957	216,594
Aryzta AG*	1,221	47,614
Baloise Holding AG (Registered)	1,529	104,339
Compagnie Financiere Richemont SA "A" (Unit)	18,954	841,827
Credit Suisse Group (Registered)	37,811	1,800,235
Geberit AG (Registered)	1,370	168,728
Givaudan SA (Registered)	204	169,168
Holcim Ltd. (Registered)	7,542	551,854
Julius Baer Holding AG (Registered)	7,535	370,458
Kuehne & Nagel International AG (Registered)	1,621	108,084
Lindt & Spruengli AG	19	46,121
Logitech International SA (Registered)*	4,867	110,920
Lonza Group AG (Registered)	1,455	180,956
Nestle SA (Registered)	147,082	6,361,600
Nobel Biocare Holding AG	500	16,483
Nobel Biocare Holding AG (Bearer)	4,045	135,619
Novartis AG (Registered)	85,155	4,454,064
OC Oerlikon Corp. AG (Registered)*	276	54,636
Pargesa Holding SA (Bearer)	692	59,032
Roche Holding AG (Genusschein)	26,349	4,107,465
Schindler Holding AG	1,409	84,206
SGS SA (Registered)	171	200,935
Sonova Holding AG (Registered)	1,615	104,347
STMicroelectronics NV	24,790	251,889
Straumann SA (Registered)	150	41,177
Sulzer AG (Registered)	1,210	128,496
Swatch Group AG (Bearer)	1,155	213,791
Swatch Group AG (Registered)	1,800	59,507
Swiss Life Holding (Registered)*	1,147	166,801
Swiss Re (Registered)	12,992	725,596
Swisscom AG (Registered)	828	247,286

Syngenta AG (Registered)	3,839	815,139
Synthes, Inc.	2,116	292,276
UBS AG (Registered)*	110,931	1,917,700
Xstrata PLC	22,831	706,722
Zurich Financial Services AG (Registered)	5,282	1,464,136

(Cost $21,371,313)		28,980,953
United Kingdom 19.0%
3i Group PLC	13,118	165,584
Acergy SA	7,250	72,842
Alliance & Leicester PLC	11,040	54,029
AMEC PLC	13,043	148,060
Anglo American PLC	49,587	1,657,763
Antofagasta PLC	12,507	90,173
Associated British Foods PLC	11,446	144,717
AstraZeneca PLC	54,599	2,389,398
Atrium European Real Estate Ltd.*	10,913	82,553
Aviva PLC	94,879	825,205
BAE Systems PLC	124,935	916,908
Balfour Beatty PLC	15,608	83,971
Barclays PLC	306,283	1,860,600
Berkeley Group Holdings PLC*	3,365	45,938
BG Group PLC	125,439	2,272,829
BHP Billiton PLC	95,175	2,152,898
BP PLC	703,248	5,854,391
British Airways PLC	20,939	63,094
British American Tobacco PLC	54,305	1,774,428
British Energy Group PLC	35,143	476,146
British Land Co. PLC (REIT)	18,131	242,559
British Sky Broadcasting Group PLC	41,689	310,021
BT Group PLC	284,987	823,142
Bunzl PLC	10,766	125,980
Burberry Group PLC	14,663	102,753
Cadbury PLC	47,423	477,536
Cairn Energy PLC*	4,342	161,339
Capita Group PLC	21,375	265,669
Carnival PLC	6,238	186,961
Carphone Warehouse Group PLC	10,867	33,507
Cattles PLC	3,274	4,533
Centrica PLC	131,921	738,261
Cobham PLC	35,339	119,529
Compass Group PLC	69,246	431,147
Daily Mail & General Trust "A"	8,909	51,549
Diageo PLC	91,730	1,552,806
Drax Group PLC	11,388	152,516
Enterprise Inns PLC	17,192	55,279
FirstGroup PLC	18,841	178,931
Friends Provident PLC	73,638	126,665
G4S PLC	42,853	154,563
GKN PLC	21,368	75,150
GlaxoSmithKline PLC	204,468	4,417,407
Hammerson PLC	10,111	176,217
Hays PLC	48,724	70,067
HBOS PLC	182,578	414,602
Home Retail Group PLC	28,789	122,533

HSBC Holdings PLC	427,682	6,926,243
ICAP PLC	18,409	118,987
IMI PLC	11,801	79,471
Imperial Tobacco Group PLC	36,141	1,161,181
Inchcape PLC	16,109	54,534
InterContinental Hotel Group PLC	10,738	132,872
International Power PLC	54,025	348,372
Invensys PLC*	24,603	90,791
Investec PLC	11,827	64,737
ITV PLC	130,916	98,037
J Sainsbury PLC	39,434	247,324
Johnson Mathey PLC	8,002	193,696
Kazakhmys PLC	6,659	69,823
Kingfisher PLC	86,679	205,532
Ladbrokes PLC	18,509	62,552
Land Securities Group PLC	16,881	380,981
Legal & General Group PLC	229,957	415,759
Liberty International PLC (REIT)	8,316	144,433
Lloyds TSB Group PLC	198,026	823,743
Logica PLC	50,547	98,155
London Stock Exchange Group PLC	5,196	80,690
Lonmin PLC	5,858	237,252
Man Group PLC	62,712	384,792
Marks & Spencer Group PLC	61,045	220,839
Meggitt PLC	19,017	64,272
Mondi PLC	12,896	60,149
National Express Group PLC	3,467	50,145
National Grid PLC	90,183	1,145,759
Next PLC	7,135	130,840
Old Mutual PLC	171,616	239,944
Pearson PLC	29,797	322,017
Persimmon PLC	9,981	71,856
Prudential PLC	87,820	808,362
Reckitt Benckiser Group PLC	21,511	1,041,524
Reed Elsevier PLC	37,425	370,992
Rentokil Initial PLC	61,382	75,709
Rexam PLC	20,867	146,399
Rio Tinto PLC	37,358	2,324,445
Rolls-Royce Group PLC*	65,756	394,796
Royal & Sun Alliance Insurance Group PLC	113,049	304,853
Royal Bank of Scotland Group PLC	620,300	2,054,766
SABMiller PLC	32,473	634,312
Schroders PLC	3,819	70,375
Scottish & Southern Energy PLC	30,949	786,762
Segro PLC (REIT)	13,604	101,776
Serco Group PLC	16,202	104,740
Severn Trent PLC	7,488	180,807
Shire Ltd.	18,685	294,133
Smith & Nephew PLC	33,554	353,674
Smiths Group PLC	14,836	267,818
Stagecoach Group PLC	12,780	58,291
Standard Chartered PLC	50,637	1,229,986
Standard Life PLC	71,788	310,374
Tate & Lyle PLC	15,030	103,097
Tesco PLC	292,138	2,031,661

The Sage Group PLC	51,033	177,658
Thomas Cook Group PLC	15,210	60,090
Thomson Reuters PLC	6,632	148,011
Tomkins PLC	28,347	78,489
Tui Travel PLC	14,230	54,644
Tullow Oil PLC	26,580	339,237
Unilever PLC	46,744	1,268,913
United Business Media Ltd.	7,221	63,544
United Utilities Group PLC	23,875	295,388
Vedanta Resources PLC	4,718	97,954
Vodafone Group PLC	1,985,776	4,386,972
Whitbread PLC	6,446	122,452
William Hill PLC	11,248	47,449
William Morrison Supermarkets PLC	89,485	415,376
Wolseley PLC	25,392	193,381
WPP Group PLC	41,483	336,654

(Cost $65,673,535)		69,564,391

Total Common Stocks (Cost $310,325,054)		354,105,253
Warrants 0.0%
Japan
Dowa Holdings Co., Ltd., Expiration Date 1/29/2010* (Cost $0)	9,000	1,571
Preferred Stocks 0.4%
Germany 0.4%
Fresenius SE	3,004	216,838
Henkel AG & Co. KGaA	6,141	225,586
Porsche Automobil Holding SE	3,155	337,503
ProSiebenSat. 1 Media AG	3,181	21,790
RWE AG	1,157	83,524
Volkswagen AG	3,777	470,866

(Cost $1,017,757)		1,356,107
Italy 0.0%
IFI-Istituto Finanziario Industriale SpA*	1,427	15,659
Unipol Gruppo Finanziario SpA	27,828	46,873

(Cost $133,296)		62,532

Total Preferred Stocks (Cost $1,151,053)		1,418,639
Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 2.79% (d) (e) (Cost $1,663,591)	1,663,591	1,663,591
Cash Equivalents 0.8%
Cash Management QP Trust, 2.38% (d) (Cost $2,990,691)	2,990,691	2,990,691
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $316,130,389) †	98.7	360,179,745
Other Assets and Liabilities, Net	1.3	4,631,968

Net Assets	100.0	364,811,713

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $320,040,108. At September 30, 2008, net unrealized appreciation for all securities based on tax cost was $40,139,637. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $79,859,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,719,601.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $1,473,893 which is 0.4% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
PPS: Price Protected Shares
REIT: Real Estate Investment Trust
RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At September 30, 2008, the DWS EAFE Equity Index Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	94,457,980	26.5%
Industrials	40,200,888	11.3%
Consumer Discretionary	35,209,560	9.9%
Consumer Staples	33,005,960	9.3%
Materials	30,903,577	8.7%
Health Care	30,096,450	8.5%
Energy	29,244,429	8.2%
Utilities	23,666,412	6.7%
Telecommunications Services	20,710,859	5.8%
Information Technology	18,027,777	5.1%
Total Common and Preferred Stocks	355,523,892	100.0%

At September 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

DJ Euro Stoxx 50 Index	12/19/2008	113	4,969,377	4,871,074	(98,303)
FTSE 100 Index	12/19/2008	17	1,500,338	1,503,013	2,675
Hang Seng Stock Index	10/30/2008	4	490,848	465,740	(25,108)
SPI 200 Index	12/18/2008	13	1,239,850	1,203,255	(36,595)
TOPIX Index	12/12/2008	30	3,328,386	3,063,326	(265,060)
Total net unrealized depreciation					(422,391)

As of September 30, 2008, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
GBP	178,000	AUD	391,938	10/24/2008	9,659
USD	1,214,000	EUR	859,773	12/17/2008	327
USD	1,154,000	GBP	649,044	12/17/2008	3,053
GBP	302,666	USD	560,000	12/17/2008	20,437
USD	228,000	HKD	1,774,666	12/17/2008	830
USD	1,778,000	JPY	190,272,670	12/17/2008	31,546
Total unrealized appreciation					65,852

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
GBP	178,000	AUD	391,937	10/24/2008	(17,211)
USD	1,750,000	EUR	1,215,531	12/17/2008	(33,208)
USD	155,000	JPY	15,934,000	12/17/2008	(3,463)
JPY	71,634,328	USD	680,000	12/17/2008	(1,263)
Total unrealized depreciation					(55,145)

Currency Abbreviations
AUD	Australian Dollar	HKD	Hong Kong Dollar
EUR	Euro	JPY	Japanese Yen
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 4,655,852	$ (422,391)
Level 2	355,523,893	10,707
Level 3	-	-
Total	$ 360,179,745	$ (411,684)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as future contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008